PROVISIONS AND CONTINGENT LIABILITIES - Provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ 401,111	$ 417,242
Net provisions recognized during the period	65,461	21,468
Provisions used during the period	(43,309)	(14,531)
Translation adjustment	14,392	(18,937)
Effect of discounted cash flows	1,440	(4,131)
Ending balance	439,095	401,111
Judicial proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	50,812	47,577
Net provisions recognized during the period	24,985	19,427
Provisions used during the period	(33,333)	(10,666)
Translation adjustment	1,581	(1,395)
Effect of discounted cash flows	1,440	(4,131)
Ending balance	45,485	50,812
Administrative proceedings
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	92,380	84,997
Net provisions recognized during the period	1,038	11,248
Provisions used during the period	(9,976)	(3,865)
Translation adjustment	26
Ending balance	83,468	92,380
Amount recognized related to administrative litigation	15,655	14,920
Financial guarantees
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	2,238	16,501
Net provisions recognized during the period	2,192	(14,139)
Translation adjustment	63	(124)
Ending balance	4,493	2,238
Loan commitments
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	252,381	265,405
Net provisions recognized during the period	31,826	4,394
Translation adjustment	12,722	(17,418)
Ending balance	296,929	252,381
Onerous contracts
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	3,300	2,762
Net provisions recognized during the period	5,420	538
Ending balance	$ 8,720	$ 3,300